Accounting policies - Weightings assigned to macroeconomic scenarios (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Base
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	52.50%	55.00%
Upside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	10.00%	10.00%
Downside
Disclosure of detailed information about financial instruments [line items]
Weighting (as a percent)	37.50%	35.00%